UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |X]; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bunker Capital, LLC

Address:  c/o Schwab Capital Markets
          1111 Pavonia Avenue East
          Jersey City, NY 07310

13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robin Jackson
Title:  Managing Member
Phone:  (212) 804-3767


Signature, Place and Date of Signing:

/s/  Robin Jackson                  Jersey City, NJ                 04/25/2002
--------------------                ----------------                ----------
    [Signature]                       [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $71,644
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


       COLUMN1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8

                                                            SH OR   SH/   PUT/     INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS   CUSIP    VALUE     PRN AMT  PRN   CALL     DISCRETION    MGRS     SOLE   SHARED  NONE

AppleComputerInc.          Common     03783310    396,899   16,768   SH                Sole       None     Sole
AbbottLaboratories         Common     00282410    718,411   13,658   SH                Sole       None     Sole
AmericanInt'lGroupInc      Common     02687410  1,656,912   22,968   SH                Sole       None     Sole
AlteraCorp.                Common     02144110    417,258   19,079   SH                Sole       None     Sole
AppliedMaterialsInc.       Common     03822210  1,032,650   19,028   SH                Sole       None     Sole
AmgenInc.                  Common     03116210  1,349,604   22,614   SH                Sole       None     Sole
AOL-TimeWarnerInc.         Common     00184A10    927,506   39,218   SH                Sole       None     Sole
AT&TWirelessServices       Common     00209A10    212,688   23,764   SH                Sole       None     Sole
AmericanExpressCompany     Common     02581610    474,644   11,588   SH                Sole       None     Sole
BankofAmericaCorp.         Common     06050510    945,478   13,900   SH                Sole       None     Sole
BedBath&BeyondInc.         Common     07589610    460,418   13,642   SH                Sole       None     Sole
BellSouthCorporation       Common     07986010    608,190   16,500   SH                Sole       None     Sole
BiometInc.                 Common     09061310    334,299   12,354   SH                Sole       None     Sole
Bristol-MyersSquibbCo.     Common     11012210    708,575   17,500   SH                Sole       None     Sole
CitigroupInc.              Common     17296710  2,243,603   45,307   SH                Sole       None     Sole
ConcordEFSInc.             Common     20619710    638,799   19,212   SH                Sole       None     Sole
ComcastCorporation         Common     20030020    647,416   20,359   SH                Sole       None     Sole
CostcoWholesaleCorp.       Common     22160K10    424,362   10,657   SH                Sole       None     Sole
CiscoSystemsInc.           Common     17275R10  2,326,301  137,407   SH                Sole       None     Sole
DellComputerCorporation    Common     24702510  1,293,829   49,553   SH                Sole       None     Sole
WaltDisneyCompanyThe       Common     25468710    424,672   18,400   SH                Sole       None     Sole
EMCCorporation             Common     26864810    236,302   19,824   SH                Sole       None     Sole
FordMotorCompany           Common     34537086    261,498   15,858   SH                Sole       None     Sole
FlextronicsInternational   Common     Y2573F10    280,247   15,356   SH                Sole       None     Sole
GeneralElectricCompany     Common     36960410  3,272,494   87,383   SH                Sole       None     Sole
GenzymeGeneralDivision     Common     37291710    453,644   10,388   SH                Sole       None     Sole
HomeDepotInc.The           Common     43707610  1,001,317   20,599   SH                Sole       None     Sole
Hewlett-PackardCompany     Common     42823610    303,509   16,918   SH                Sole       None     Sole
Int'lBusinessMachines      Common     45920010  1,581,424   15,206   SH                Sole       None     Sole
ImmunexCorporation         Common     45252810    771,781   25,505   SH                Sole       None     Sole
IntelCorporation           Common     45814010  3,765,762  123,833   SH                Sole       None     Sole
JDSUniphaseCorporation     Common     46612J10    302,316   51,327   SH                Sole       None     Sole
Johnson&Johnson            Common     47816010  1,741,959   26,820   SH                Sole       None     Sole
J.P.MorganChase&Co.        Common     46625H10    618,670   17,354   SH                Sole       None     Sole
Coca-ColaCompanyThe        Common     19121610  1,146,584   21,940   SH                Sole       None     Sole
LinearTechnologyCorp.      Common     53567810    643,224   14,546   SH                Sole       None     Sole
EliLilly&Co.               Common     53245710    762,000   10,000   SH                Sole       None     Sole
McDonald'sCorporation      Common     58013510    310,800   11,200   SH                Sole       None     Sole
MedtronicInc.              Common     58505510    474,615   10,498   SH                Sole       None     Sole
PhilipMorrisCompanies      Common     71815410  1,000,730   19,000   SH                Sole       None     Sole
MotorolaInc.               Common     62007610    300,685   21,175   SH                Sole       None     Sole
Merck&Co.Inc.              Common     58933110  1,175,726   20,419   SH                Sole       None     Sole
MicrosoftCorporation       Common     59491810  5,981,184   99,174   SH                Sole       None     Sole
MaximIntegratedProducts    Common     57772K10    862,948   15,490   SH                Sole       None     Sole
NetworkApplianceInc.       Common     64120L10    255,586   12,541   SH                Sole       None     Sole
BankOneCorporation         Common     06423A10    438,690   10,500   SH                Sole       None     Sole
OracleCorporation          Common     68389X10  1,431,258  111,817   SH                Sole       None     Sole
PaychexInc.                Common     70432610    525,906   13,247   SH                Sole       None     Sole
PepsiCoInc.                Common     71344810    796,087   15,458   SH                Sole       None     Sole
PfizerInc.                 Common     71708110  2,202,550   55,424   SH                Sole       None     Sole
Procter&GambleCo.The       Common     74271810  1,027,026   11,400   SH                Sole       None     Sole
PharmaciaCorporation       Common     71713U10    490,831   10,888   SH                Sole       None     Sole
PeopleSoftIncorporated     Common     71271310    534,470   14,631   SH                Sole       None     Sole
QUALCOMMInc.               Common     74752510  1,212,497   32,213   SH                Sole       None     Sole
RoyalDutchPetroleumCo.     Common     78025780  1,015,784   18,700   SH                Sole       None     Sole
Sanmina-SCICorporation     Common     80090710    245,211   20,869   SH                Sole       None     Sole
SBCCommunicationsInc.      Common     78387G10  1,114,776   29,775   SH                Sole       None     Sole
StarbucksCorporation       Common     85524410    417,150   18,035   SH                Sole       None     Sole
SiebelSystemsInc.          Common     82617010    621,481   19,058   SH                Sole       None     Sole
Schering-PloughCorp.       Common     80660510    403,770   12,900   SH                Sole       None     Sole
StaplesInc.                Common     85503010    253,719   12,705   SH                Sole       None     Sole
SunMicrosystemsInc.        Common     86681010    593,774   67,131   SH                Sole       None     Sole
AT&TCorporation            Common     00195710    485,209   30,905   SH                Sole       None     Sole
TexasInstruments           Common     88250810    532,910   16,100   SH                Sole       None     Sole
TycoInt'l.Ltd.             Common     90212410    494,658   15,305   SH                Sole       None     Sole
U.S.Bancorp                Common     90297330    388,904   17,231   SH                Sole       None     Sole
ViacomInc.                 Common     92552430    749,493   15,495   SH                Sole       None     Sole
VeritasSoftwareCorp.       Common     92343610    644,520   14,705   SH                Sole       None     Sole
VerizonCommunications      Common     92343V10  1,089,711   23,871   SH                Sole       None     Sole
FirstUnionCorporation      Common     92990310    443,885   11,971   SH                Sole       None     Sole
WorldComGroup              Common     98157D10    373,699   55,445   SH                Sole       None     Sole
WellsFargo&Company         Common     94974610    743,075   15,042   SH                Sole       None     Sole
Wal-MartStoresInc.         Common     93114210  2,403,917   39,222   SH                Sole       None     Sole
Wyeth                      Common     98302410    733,967   11,180   SH                Sole       None     Sole
XilinxIncorporated         Common     98391910    609,340   15,287   SH                Sole       None     Sole
ExxonMobilCorporation      Common     30231G10  2,640,670   60,248   SH                Sole       None     Sole
Yahoo!Inc.                 Common     98433210    237,580   12,863   SH                Sole       None     Sole
                                               71,644,037

02618.002 #319968